INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

4.      INVENTORIES

The Company’s inventories consist of finished goods of EVOMELA® and FOLOTYN®. As of December 31, 2023 and 2022, the Company had balance of inventories in the aggregate of $15.9 million and $6.1 million, respectively. No write downs the carrying amount of inventories have been recorded in the years ended December 31, 2023, 2022 and 2021.